Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenue
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	38,061	99,470	439,533	60,216
Others	2,714	1,490	1,108	152

Subtotal-Products	40,775	100,960	440,641	60,368

Revenues - Services
Air mobility solutions	2,326	5,259	3,787	519
Others	1,216	11,207	11,724	1,606

Subtotal-Services	3,542	16,466	15,511	2,125

Total Revenues	44,317	117,426	456,152	62,493